Goodwill and Impairment Review of Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary Of Detailed Information About Goodwill

December 31,	2022	2021

Balance, January 1	$566,270	$576,028

Acquisition (Note 7)	139,425	-

Impairment	(48,000)	-

Currency translation effects	21,682	(9,758)

Closing balance	$679,377	$566,270